Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and our non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with performance, refer to the Compensation Discussion and Analysis portion of this proxy statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)	Core Net Income (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,644,243	$1,565,033	$661,897	$619,517	$98	$106	$54.6	$59.0
2024	$1,435,778	$1,413,407	$583,847	$578,350	$103	$120	$45.9	$48.2
2023	$1,159,314	$1,183,259	$541,464	$537,863	$108	$100	$49.9	$61.8
2022	$1,471,138	$1,137,486	$505,850	$450,071	$84	$84	$60.6	$64.0
2021	$1,528,022	$1,826,820	$525,658	$596,591	$144	$146	$51.8	$62.3

(1)   The amounts reported in column (b) are the amounts of total compensation reported for Mr. Helmick, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(2)   The amounts reported in column (c) represent the amount of CAP for Mr. Helmick as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect the actual amount of compensation earned by or paid to Mr. Helmick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Helmick’s total compensation for each year to determine the CAP:

PEO Total Compensation Amount	$ 1,644,243	$ 1,435,778	$ 1,159,314	$ 1,471,138	$ 1,528,022
PEO Actually Paid Compensation Amount	$ 1,565,033	1,413,407	1,183,259	1,137,486	1,826,820
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$1,644,243	$331,913	$252,703	$1,565,033
2024	$1,435,778	$302,978	$280,607	$1,413,407
2023	$1,159,314	$256,324	$280,269	$1,183,259
2022	$1,471,138	$575,207	$241,555	$1,137,486
2021	$1,528,022	$199,768	$498,566	$1,826,820

(a)   The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)   The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year (from the end of the prior fiscal year); (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date in fair value (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$305,534	$(60,059)	N/A	$7,228	$0	N/A	$252,703
2024	$311,973	$(16,244)	N/A	$(15,122)	$0	N/A	$280,607
2023	$261,574	$14,149	N/A	$4,546	$0	N/A	$280,269
2022	$462,571	$(192,235)	N/A	$(28,781)	$0	N/A	$241,555
2021	$263,002	$224,020	N/A	$11,544	$0	N/A	$498,566

(3)   Amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non–CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Troy Adair, Myke Matuszak, Amber Wallace Soukenik, and Mark Wenick; (ii) for 2024 and 2023, Troy Adair, Myke Matuszak, Timothy F. Shaffer, and Mark Wenick; (iii) for 2022, Troy Adair, Tim Carney, James Gasior, and Mark Wenick; and (iv) for 2021, Troy Adair, Carl D. Culp, Timothy F. Shaffer, Amber Wallace Soukenik, and Mark Wenick.

(4)   Amounts reported in column (e) represent the average amount of CAP for the Non-PEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 661,897	583,847	541,464	505,850	525,658
Non-PEO NEO Average Compensation Actually Paid Amount	$ 619,517	578,350	537,863	450,071	596,591
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$661,897	$102,534	$60,154	$619,517
2024	$583,847	$92,700	$87,203	$578,350
2023	$541,464	$108,451	$104,850	$537,863
2022	$505,850	$142,108	$86,329	$450,071
2021	$525,658	$83,035	$154,328	$596,591

(a)         The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$75,508	$(16,238)	N/A	$884	$0	N/A	$60,154
2024	$95,452	$(4,605)	N/A	$(3,644)	$0	N/A	$87,203
2023	$102,086	$4,277	N/A	$(1,513)	$0	N/A	$104,850
2022	$114,146	$(22,858)	N/A	$(4,959)	$0	N/A	$86,329
2021	$103,806	$47,864	N/A	$2,658	$0	N/A	$154,328

(5)   Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)   Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index, which is also included in the five year cumulative total return chart included in the Company’s 2024 Annual Report on Form 10-K: Dow Jones U.S. MicroCap Banks Index.

(7)   Amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)   Core net income is defined as net income adjusted for certain after-tax items including acquisition related costs, litigation settlement income, litigation settlement legal expense, a charitable donation, and net losses on asset/security sales. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Core Net Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year, to Company performance.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis portion of this proxy statement, the Company’s executive compensation program embraces a pay-for-performance philosophy. The metrics used for both our long-term and short-term incentive awards are selected based on an overall objective of providing incentives to our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year are as follows:

•         Earnings per Share (adjusted) (EPS)

•         Return on Average Assets

•         Pre-tax Pre-provision Net Income

Total Shareholder Return Amount	$ 98	103	108	84	144
Peer Group Total Shareholder Return Amount	106	120	100	84	146
Net Income (Loss)	$ 54,600,000	$ 45,900,000	$ 49,900,000	$ 60,600,000	$ 51,800,000
Company Selected Measure Amount	59.0	48.2	61.8	64.0	62.3
PEO Name	Mr. Helmick
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share (adjusted) (EPS)
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Pre-provision Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 252,703	$ 280,607	$ 280,269	$ 241,555	$ 498,566
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,913	302,978	256,324	575,207	199,768
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,534	311,973	261,574	462,571	263,002
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,059)	(16,244)	14,149	(192,235)	224,020
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,228	(15,122)	4,546	(28,781)	11,544
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,154	87,203	104,850	86,329	154,328
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,534	92,700	108,451	142,108	83,035
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,508	95,452	102,086	114,146	103,806
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,238)	(4,605)	4,277	(22,858)	47,864
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	884	(3,644)	(1,513)	(4,959)	2,658
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0